LEASES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Variable lease payments	$ 16,700	$ 9,500	$ 0
Lease cost	61,413	37,027	9,556
Leased aircraft and operational facilities
Lessee, Lease, Description [Line Items]
Lease cost	54,700	24,100	7,800
leased corporate headquarters and other office space
Lessee, Lease, Description [Line Items]
Lease cost	$ 6,700	$ 6,500	$ 2,100